INCOME TAX AND DEFERRED TAX	12 Months Ended
Dec. 31, 2018
INCOME TAX AND DEFERRED TAX [Abstract]
INCOME TAX AND DEFERRED TAX
14.	INCOME TAX AND DEFERRED TAX

Tax Reform

The Tax Reform sanctioned in Argentina in 2017, with some amendments introduced in December 2018 after the issuance of Law No. 27,468, brought with it a series of modifications in the taxation and calculation of the income tax to which the Company is subject in the normal course of its activities. The main changes are the following:

Reduction in the applicable rate

Until the fiscal year ended on December 31, 2017, the income tax rate remained at 35%. The tax reform establishes a gradual reduction of the applicable rate for the calculation of income tax, being 30% and 25% for fiscal periods beginning on January 1, 2018 and 2019 and January 1, 2020 onwards, respectively.

The reduction in the applicable rate is complemented by the application of a tax on the distribution of dividends made to human persons and foreign beneficiaries, which the Company must withhold and enter the Tax authority as a single and definitive payment when the dividends are paid. This additional tax will be 7% or 13%, depending on whether the dividends distributed correspond to earnings of a fiscal period in which the Company was taxed at the rate of 30% or 25%, respectively. For these purposes it is considered, without admitting proof to the contrary, that the dividends that are made available correspond, firstly, to the oldest accumulated earnings.

The effects as of December 31, 2017 of this change in the rate on the measurement of deferred assets and liabilities are detailed below in the section “Deferred tax”.

Tax adjustment for inflation

This section was subsequently modified by Law No. 27,468, which establishes that in the net taxable income of the periods beginning on or after January 1, 2018, the adjustment for inflation obtained by the application of the income tax law may be deducted or incorporated into the tax result for the fiscal year. This adjustment will proceed only if the percentage variation in the CPI, will accumulate (a) a percentage higher than 100% in the 36 months prior to the end of the year, or (b) regarding the first, second and third fiscal year that starts from its effective date, an accumulated variation of the CPI that exceeds 55%, 30% or 15% of said 100%, respectively. Given that the CPI for the year ended December 31, 2018 amounted to 47%, the adjustment for tax inflation mentioned in this section did not apply.

Adjustment of acquisitions and investments made in fiscal years beginning on or after January 1, 2018

A cost adjustment mechanism is established for assets acquired or investments made in fiscal years beginning on or after January 1, 2018. The adjustment will be made based on the percentage variations of the WPI. This adjustment mechanism will have a significant impact on the calculation of future taxable profits on which the Company must pay the income tax.

Tax revaluation

It establishes the possibility of carrying out a tax revaluation, for a single time, of certain assets that are part of the assets as of December 31, 2017, in order to adjust their value and for certain assets to accelerate depreciation.

This revaluation is optional, and to carry out the tax revaluation, a special tax must be paid. The special tax will vary between 8% and 15%, depending on the type of asset to be re-evaluated and it will be calculated between the difference of the residual revalued tax value and the residual tax value of origin.

Once the option for a certain good is exercised, all other goods in the same category must be revalued.

This tax is not deductible from income tax, and the asset increase that originates the revaluation is neither taxable for income tax nor taxable for the purposes of the TOMPI liquidation.

The taxpayers that exercise the revaluation option waive to promote any judicial or administrative process for which the adjustment for tax inflation is claimed. The exercise of the revaluation option must be taken only once in the term established in the regulation.

The Board of Directors has decided to make use of this option, which implies a one-time payment of Ps. 1,048,000. Said tax payable is recorded under the line “Income Tax” of the Statement of Financial Position with a charge to the current tax. On the other hand, the positive effect of the aforementioned tax revaluation on the position to be paid of the income tax for the current year and the deferred tax of future years was recorded in the “Income Tax” line of the Statement of Comprehensive Income.

Deferred Tax

The reconciliation between the tax computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Current income tax	(3,198,356)	(2,442,608)	(931,568)
Special revaluation tax	(1,048,000)	-	-
Deferred income tax	4,233,185	2,495,685	(170,709)
Total income tax	(13,171)	53,077	(1,102,277)

The analysis of the net deferred tax assets and liabilities is as follows:

	2018	2017
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	725,558	619,101
Deferred tax assets to be recovered after less than 12 months	103,566	112,834
Deferred tax liabilities:
Deferred tax liabilities to be recovered after more than 12 months	(2,949,051)	(7,164,720)
Deferred tax liabilities to be recovered after less than 12 months	(103,638)	(23,965)
Deferred tax liabilities, net	(2,223,565)	(6,456,750)

The components of the net deferred tax assets and liabilities as of December 31, 2018, 2017 and 2016 are the following:

Deferred tax assets	Allowance for doubtful accounts	Tax credits discounted value loss	Account receivables discounted value	Provisions for legal claims and other provisions	Financial lease	Contract liabilities	Total
As of December 31, 2016	12,294	2,815	70	180,950	518,070	281,232	995,431
Charge in results	(12,294)	(2,815)	(70)	(68,116)	(182,606)	2,405	(263,496)
As of December 31, 2017	-	-	-	112,834	335,464	283,637	731,935
Charge in results	-	387	2,273	(11,928)	72,110	34,347	97,189
As of December 31, 2018	-	387	2,273	100,906	407,574	317,984	829,124

Deferred tax liabilities	Deferred sales	Loans	Property, plant and equipment	Cash and cash equivalents	Inventaries	Total
As of December 31, 2016	85	(8,756)	(9,915,672)	(14,373)	(9,150)	(9,947,866)
Charge in results	(85)	5,094	2,754,614	(2,090)	1,648	2,759,181
As of December 31, 2017	-	(3,662)	(7,161,058)	(16,463)	(7,502)	(7,188,685)
Charge in results	2,839	(27,419)	4,243,088	(78,451)	(4,061)	4,135,996
As of December 31, 2018	2,839	(31,081)	(2,917,970)	(94,914)	(11,563)	(3,052,689)

Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2018, 2017 and 2016 as follows:

	2018	2017	2016
Pre tax income	11,429,007	5,698,116	2,208,572
Statutory income tax rate	30%	35%	35%
Pre tax income at statutory income tax rate	(3,428,702)	(1,994,341)	(773,000)
Tax effects due to:
- Inflation effect (1)	4,432,884	(187,006)	(321,584)
- Special revaluation tax	(1,048,000)	-	-
-Change in the tax rate (2)	-	2,234,656	-
-Non taxable income or non deductible expenses	44,482	428	(7,693)
-Others	(13,835)	(660)	-
Total income tax	(13,171)	53,077	(1,102,277)

(1)	Corresponds to the inflation effect on non-deferred tax assests and liabilities.